Share Capital and Reserves - Schedule of Recognized Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Recognized Share-Based Compensation Expense [Abstract]
Share based compensation	$ 693	$ 459
Recognized in:
Operating expenses	92	36
General and administrative expenses	$ 601	$ 423